Foreign Currency Position - Schedule of Assets and Liabilities Denominated in Foreign Currencies (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 96,943
Financial instruments at fair value through other comprehensive income	2,657,154
Financial instruments at amortized cost	198,923
Cash and deposits in banks	987,680		$ 964,030
Cash items in process of collection	318,658		157,017
Trading investments			415,061
Investments under resale agreements	109,467		28,524
Financial derivative contracts	1,368,957		1,248,775
Interbank loans, net	341,244		70,077
Loans and accounts receivable at amortized cost			19,764,078
Available for sale instruments			2,663,478
Held to maturity investments			202,030
Intangible assets	1,570,964		1,562,654
Property, plant, and equipment	95,564		130,579	$ 121,043
Current taxes	123,129		238,452
Deferred taxes	178,686		140,685
Other assets	501,797		429,025
Other non-current assets held for sale	59,802		18,308
TOTAL ASSETS	29,323,338		28,032,773
Deposits and other demand liabilities	4,300,475		4,141,667
Cash in process of being cleared	247,165		109,496
Obligations under repurchase agreements	1,015,614		420,920
Time deposits and other time liabilities	10,121,111		10,065,243
Financial derivative contracts	1,112,806		1,095,154
Interbank borrowings			2,196,130
Debt instruments issued	6,010,124		5,950,038
Other financial liabilities	12,400		17,066
Current taxes	1,191		624
Deferred taxes	471		26,354
Provisions	214,903		117,889	$ 100,048
Other liabilities	521,795		463,435
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES	25,885,778		24,604,016
Assets (liabilities) net	3,437,560		3,428,757
Interbank borrowings	2,327,723		2,196,130
CLP [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	54,162
Financial instruments at fair value through other comprehensive income	835,543
Cash and deposits in banks			221,037
Cash items in process of collection			124,414
Trading investments			25,652
Investments under resale agreements			2,074
Financial derivative contracts			967,831
Interbank loans, net	239,963		33,928
Loans and accounts receivable at amortized cost			5,652,307
Available for sale instruments			914,656
Intangible assets			1,370,857
Property, plant, and equipment			81,438
Current taxes			202,093
Deferred taxes			115,800
Other assets			239,308
Other non-current assets held for sale	59,802		18,308
TOTAL ASSETS	29,323,338		9,969,703
Deposits and other demand liabilities			1,952,975
Cash in process of being cleared	133,926		56,399
Obligations under repurchase agreements			44,264
Time deposits and other time liabilities			6,034,571
Financial derivative contracts	773,186		869,263
Interbank borrowings			(1,257)
Debt instruments issued			1,179,526
Other financial liabilities	12,390		16,255
Current taxes			624
Deferred taxes			52
Provisions			26,109
Other liabilities			145,599
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES			10,324,380
Assets (liabilities) net	(565,888)		(354,677)
Hungary, Forint
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	680,505
Financial derivative contracts			70,174
Loans and accounts receivable at amortized cost			7,693,789
Available for sale instruments			999,540
Other assets			12,843
TOTAL ASSETS			8,776,346
Deposits and other demand liabilities			7,803
Time deposits and other time liabilities			814,336
Financial derivative contracts	83,339		84,530
Interbank borrowings			21,958
Debt instruments issued			3,381,318
Other financial liabilities	10
Other liabilities			166,866
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES			4,476,811
Assets (liabilities) net	3,228,885		4,299,535
Interbank borrowings	5,863
USD [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	78,908
Financial instruments at amortized cost	122,391
Cash and deposits in banks			377,014
Cash items in process of collection			22,202
Investments under resale agreements			218
Financial derivative contracts			119,997
Interbank loans, net	70,823		35,287
Loans and accounts receivable at amortized cost			2,204,036
Available for sale instruments			14,053
Held to maturity investments			95,652
Intangible assets			1,422
Property, plant, and equipment			1,043
Deferred taxes			24,885
Other assets			95,807
TOTAL ASSETS		$ 42,208	2,991,616
Deposits and other demand liabilities			432,253
Cash in process of being cleared	112,284		53,097
Time deposits and other time liabilities			1,013,235
Financial derivative contracts	178,869		82,231
Interbank borrowings			1,516,717
Debt instruments issued			923,718
Provisions			25,772
Other liabilities			86,648
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES			4,133,671
Assets (liabilities) net	(1,231,585)		(1,142,055)
Interbank borrowings	2,279,817
COP [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	42,781
Financial instruments at fair value through other comprehensive income	1,062,198
Financial instruments at amortized cost	76,532
Cash and deposits in banks			354,751
Cash items in process of collection			1,067
Trading investments			389,409
Investments under resale agreements			26,232
Financial derivative contracts			90,773
Interbank loans, net	30,458		862
Loans and accounts receivable at amortized cost			4,207,288
Available for sale instruments			725,569
Held to maturity investments			106,378
Intangible assets			190,375
Property, plant, and equipment			48,098
Current taxes			36,359
Other assets			80,308
TOTAL ASSETS			6,257,469
Deposits and other demand liabilities			1,742,508
Obligations under repurchase agreements			376,656
Time deposits and other time liabilities			2,196,671
Financial derivative contracts	76,207		59,130
Interbank borrowings			650,987
Debt instruments issued			465,476
Other financial liabilities			811
Deferred taxes			26,302
Provisions			66,008
Other liabilities			63,675
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES			5,648,224
Assets (liabilities) net	1,993,491		609,245
Interbank borrowings	39,859
Euro [Member]
Disclosure of financial assets [line items]
Cash and deposits in banks			10,340
Cash items in process of collection			9,286
Other assets			677
TOTAL ASSETS			20,303
Deposits and other demand liabilities			6,076
Cash in process of being cleared	796
Time deposits and other time liabilities			6,429
Financial derivative contracts	1,205
Interbank borrowings			2,269
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES			14,774
Assets (liabilities) net	31,287		5,529
Interbank borrowings	2,170
Other Currency [member]
Disclosure of financial assets [line items]
Cash and deposits in banks			888
Cash items in process of collection			48
Other assets			82
TOTAL ASSETS			1,018
Deposits and other demand liabilities			52
Cash in process of being cleared	159
Interbank borrowings			5,456
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES			5,508
Assets (liabilities) net	25		(4,490)
Interbank borrowings	14
Cash and deposits in banks [member]
Disclosure of financial assets [line items]
Cash and deposits in banks	987,680
Cash and deposits in banks [member] | CLP [member]
Disclosure of financial assets [line items]
Cash and deposits in banks	223,099
Cash and deposits in banks [member] | USD [member]
Disclosure of financial assets [line items]
Cash and deposits in banks	449,437
Cash and deposits in banks [member] | COP [member]
Disclosure of financial assets [line items]
Cash and deposits in banks	299,458
Cash and deposits in banks [member] | Euro [Member]
Disclosure of financial assets [line items]
Cash and deposits in banks	15,686
Cash In The Process Of Collection [member]
Disclosure of financial assets [line items]
Cash items in process of collection	318,658
Cash In The Process Of Collection [member] | CLP [member]
Disclosure of financial assets [line items]
Cash items in process of collection	195,640
Cash In The Process Of Collection [member] | USD [member]
Disclosure of financial assets [line items]
Cash items in process of collection	119,725
Cash In The Process Of Collection [member] | COP [member]
Disclosure of financial assets [line items]
Cash items in process of collection	226
Cash In The Process Of Collection [member] | Euro [Member]
Disclosure of financial assets [line items]
Cash items in process of collection	2,861
Cash In The Process Of Collection [member] | Other Currency [member]
Disclosure of financial assets [line items]
Cash items in process of collection	206
Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	20,714,370
Loans and receivables from banks, net [member] | CLP [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	5,571,537
Loans and receivables from banks, net [member] | Hungary, Forint
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	7,785,104
Loans and receivables from banks, net [member] | USD [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	3,208,848
Loans and receivables from banks, net [member] | COP [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	4,120,535
Loans and receivables from banks, net [member] | Euro [Member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	19,391
Loans and receivables from banks, net [member] | Other Currency [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	13
Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Investments under resale agreements	109,467
Investments under Agreements to Resell [Member] | CLP [member]
Disclosure of financial assets [line items]
Investments under resale agreements	91,510
Investments under Agreements to Resell [Member] | COP [member]
Disclosure of financial assets [line items]
Investments under resale agreements	17,957
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial derivative contracts	1,368,957
Derivative financial instruments [member] | CLP [member]
Disclosure of financial assets [line items]
Financial derivative contracts	972,693
Derivative financial instruments [member] | Hungary, Forint
Disclosure of financial assets [line items]
Financial derivative contracts	66,989
Derivative financial instruments [member] | USD [member]
Disclosure of financial assets [line items]
Financial derivative contracts	226,561
Derivative financial instruments [member] | COP [member]
Disclosure of financial assets [line items]
Financial derivative contracts	102,709
Derivative financial instruments [member] | Euro [Member]
Disclosure of financial assets [line items]
Financial derivative contracts	5
Intangible assets 1 [member]
Disclosure of financial assets [line items]
Intangible assets	1,570,964
Intangible assets 1 [member] | CLP [member]
Disclosure of financial assets [line items]
Intangible assets	1,389,518
Intangible assets 1 [member] | USD [member]
Disclosure of financial assets [line items]
Intangible assets	1,308
Intangible assets 1 [member] | COP [member]
Disclosure of financial assets [line items]
Intangible assets	180,138
Property, plant and equipment, net [member]
Disclosure of financial assets [line items]
Property, plant, and equipment	95,564
Property, plant and equipment, net [member] | CLP [member]
Disclosure of financial assets [line items]
Property, plant, and equipment	77,639
Property, plant and equipment, net [member] | USD [member]
Disclosure of financial assets [line items]
Property, plant, and equipment	846
Property, plant and equipment, net [member] | COP [member]
Disclosure of financial assets [line items]
Property, plant, and equipment	17,079
Current income taxes [member]
Disclosure of financial assets [line items]
Current taxes	123,129
Current income taxes [member] | CLP [member]
Disclosure of financial assets [line items]
Current taxes	68,094
Current income taxes [member] | USD [member]
Disclosure of financial assets [line items]
Current taxes	2,887
Current income taxes [member] | COP [member]
Disclosure of financial assets [line items]
Current taxes	52,148
Deferred income taxes [member]
Disclosure of financial assets [line items]
Deferred taxes	178,686
Deferred income taxes [member] | CLP [member]
Disclosure of financial assets [line items]
Deferred taxes	130,883
Deferred income taxes [member] | USD [member]
Disclosure of financial assets [line items]
Deferred taxes	20,311
Deferred income taxes [member] | COP [member]
Disclosure of financial assets [line items]
Deferred taxes	27,492
Other asset [member]
Disclosure of financial assets [line items]
Other assets	501,797
Other asset [member] | CLP [member]
Disclosure of financial assets [line items]
Other assets	200,164
Other asset [member] | Hungary, Forint
Disclosure of financial assets [line items]
Other assets	7,787
Other asset [member] | USD [member]
Disclosure of financial assets [line items]
Other assets	164,724
Other asset [member] | COP [member]
Disclosure of financial assets [line items]
Other assets	121,619
Other asset [member] | Euro [Member]
Disclosure of financial assets [line items]
Other assets	7,467
Other asset [member] | Other Currency [member]
Disclosure of financial assets [line items]
Other assets	36
Financial assets1 [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	29,323,338
Financial assets1 [member] | CLP [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	10,110,247
Financial assets1 [member] | Hungary, Forint
Disclosure of financial assets [line items]
TOTAL ASSETS	8,540,385
Financial assets1 [member] | USD [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	4,466,769
Financial assets1 [member] | COP [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	6,151,330
Financial assets1 [member] | Euro [Member]
Disclosure of financial assets [line items]
TOTAL ASSETS	45,410
Financial assets1 [member] | Other Currency [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	255
Readjustment [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost			6,658
Available for sale instruments			9,660
TOTAL ASSETS			16,318
Time deposits and other time liabilities			1
Other liabilities			647
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES			648
Assets (liabilities) net	(18,655)		$ 15,670
Readjustment [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	8,942
Readjustment [member] | Financial assets1 [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	8,942
Current accounts and demand deposits [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	4,300,475
Current accounts and demand deposits [member] | CLP [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	2,058,537
Current accounts and demand deposits [member] | Hungary, Forint
Disclosure of financial assets [line items]
Deposits and other demand liabilities	4,214
Current accounts and demand deposits [member] | USD [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	444,668
Current accounts and demand deposits [member] | COP [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	1,785,581
Current accounts and demand deposits [member] | Euro [Member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	7,418
Current accounts and demand deposits [member] | Other Currency [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	57
Obligations under repurchase agreements [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements	1,015,614
Obligations under repurchase agreements [member] | CLP [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements	363,789
Obligations under repurchase agreements [member] | USD [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements	6,834
Obligations under repurchase agreements [member] | COP [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements	644,991
Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	10,121,111
Time deposits and saving accounts [member] | CLP [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	6,513,874
Time deposits and saving accounts [member] | Hungary, Forint
Disclosure of financial assets [line items]
Time deposits and other time liabilities	609,136
Time deposits and saving accounts [member] | USD [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	1,955,631
Time deposits and saving accounts [member] | COP [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	1,042,445
Time deposits and saving accounts [member] | Euro [Member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	25
Debt Issued [member]
Disclosure of financial assets [line items]
Debt instruments issued	6,010,124
Debt Issued [member] | CLP [member]
Disclosure of financial assets [line items]
Debt instruments issued	439,805
Debt Issued [member] | Hungary, Forint
Disclosure of financial assets [line items]
Debt instruments issued	4,475,832
Debt Issued [member] | USD [member]
Disclosure of financial assets [line items]
Debt instruments issued	649,897
Debt Issued [member] | COP [member]
Disclosure of financial assets [line items]
Debt instruments issued	444,590
Current Income Tax Provision [member]
Disclosure of financial assets [line items]
Current taxes	1,191
Current Income Tax Provision [member] | CLP [member]
Disclosure of financial assets [line items]
Current taxes	528
Current Income Tax Provision [member] | COP [member]
Disclosure of financial assets [line items]
Current taxes	663
Deferred income taxes [member]
Disclosure of financial assets [line items]
Deferred taxes	471
Deferred income taxes [member] | USD [member]
Disclosure of financial assets [line items]
Deferred taxes	454
Deferred income taxes [member] | COP [member]
Disclosure of financial assets [line items]
Deferred taxes	17
Provisions [member]
Disclosure of financial assets [line items]
Provisions	214,903
Provisions [member] | CLP [member]
Disclosure of financial assets [line items]
Provisions	140,925
Provisions [member] | COP [member]
Disclosure of financial assets [line items]
Provisions	73,978
Other liabilitie [member]
Disclosure of financial assets [line items]
Other liabilities	521,795
Other liabilitie [member] | CLP [member]
Disclosure of financial assets [line items]
Other liabilities	239,175
Other liabilitie [member] | Hungary, Forint
Disclosure of financial assets [line items]
Other liabilities	133,106
Other liabilitie [member] | USD [member]
Disclosure of financial assets [line items]
Other liabilities	69,900
Other liabilitie [member] | COP [member]
Disclosure of financial assets [line items]
Other liabilities	49,508
Other liabilitie [member] | Euro [Member]
Disclosure of financial assets [line items]
Other liabilities	2,509
Other liabilitie [member] | Readjustment [member]
Disclosure of financial assets [line items]
Other liabilities	27,597
Financial liabilities1 [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	25,885,778
Financial liabilities1 [member] | CLP [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	10,676,135
Financial liabilities1 [member] | Hungary, Forint
Disclosure of financial assets [line items]
TOTAL LIABILITIES	5,311,500
Financial liabilities1 [member] | USD [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	5,698,354
Financial liabilities1 [member] | COP [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	4,157,839
Financial liabilities1 [member] | Euro [Member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	14,123
Financial liabilities1 [member] | Other Currency [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	230
Financial liabilities1 [member] | Readjustment [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	$ 27,597